Contracts in Progress - Schedule of costs in excess of billings and billings in excess of costs on uncompleted contracts (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Jun. 30, 2020
Contracts in Progress [Abstract]
Costs and estimated earnings in excess of billings on uncompleted contracts – current		$ 57.2	$ 59.5
Costs and estimated earnings in excess of billings on uncompleted contracts – noncurrent (1)	[1]	8.1	0.0
Billings in excess of costs and estimated earnings on uncompleted contracts – current (2)		(8.0)	(8.0)
Billings in excess of costs and estimated earnings on uncompleted contracts – noncurrent (3)	[2]	(2.9)	0.0
Costs in Excess of Billings		$ 54.4	$ 51.5

[1]	Included in other assets within the consolidated balance sheets.
[2]	Included in other liabilities within the consolidated balance sheets.